SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES AND NEW ACCOUNTING PRONOUNCEMENTS (Details 5) (USD $)	12 Months Ended
	Dec. 31, 2012 item	Dec. 31, 2011	Dec. 31, 2010
Financial instruments and hedging activities
Reclassifications of fair value hierarchy levels of financial assets and liabilities	$ 0	$ 0	$ 0
Number of counterparties with whom multiple derivative contracts related to assets and liabilities are not offset	1
Stock-based compensation
Compensation cost recognized related to phantom stock options granted	46,500,000	16,000,000	7,800,000
Russia
Retirement benefit and social security costs
Social contribution expensed	210,000,000	200,000,000	127,600,000
Ukraine
Retirement benefit and social security costs
Payments to the pension fund	$ 80,300,000	$ 62,100,000	$ 70,500,000